EQUITY	12 Months Ended
Dec. 31, 2013
EQUITY
NOTE 15:-	EQUITY

a.	Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to participate in the distribution of excess assets upon liquidation of the Company.

b.	Issued and outstanding share capital:

1.
In January 2007, the Company completed a round of financing for the aggregate amount of $ 4,675, out of which, an amount of $ 2,586 was received as of December 31, 2006, in consideration for 425,000 of the Company's ordinary shares at a price per share of $ 11.0. Under the terms of the investment agreements, the investors were issued warrants to purchase up to 212,500 ordinary shares of the Company, with an exercise price of $ 13.0 per share. As of December 31, 2011 the warrants expired.

2.
On April 2, 2007, the Company entered into and consummated a share purchase agreement with a group of United States institutional investors for the purchase of 805,000 of the Company's ordinary shares for an aggregate price of approximately $ 8,500. Pursuant to the transaction, the investors were also issued warrants to purchase 402,500 of the Company's ordinary shares, such that for each one share purchased, the investors were entitled to a warrant to purchase half a share. The warrants are exercisable into ordinary shares, at an exercise price per share of $ 12.6 and will be exercisable for a period of five years.

3.	On July 18, 2008, the Company consummated a private placement of 140,056 of its ordinary shares to DBSI Investments Ltd., our principal shareholder, for an aggregate price of $ 1,000.

4.
On June 19, 2012, pursuant to the approval of the shareholders of the Company, DBSI purchased 50,000 ordinary shares of the Company at a price per share of $ 2.95, for a total purchase price of $ 147.5 in a private placement (the "Private Placement"). Following the consummation of the Private Placement, DBSI's holdings increased to 2,237,191 ordinary shares, constituting 45.55% of the outstanding ordinary shares of the Company.

5.
On July 26, 2012, the Company completed a rights offering to the Company's ordinary shareholders of rights to purchase an aggregate of 644,034 ordinary shares of the Company for the subscription price of $2.90, per ordinary share (the "Rights Offering"). The Rights Offering was fully subscribed and accordingly, 644,034 ordinary were issued to ordinary shareholders of the Company for aggregate gross proceeds of $1.867 million. Following the Rights Offering, DBSI's ownership interest increased to 49.86% of the outstanding ordinary shares of the Company.

6.
On March 9 2014, the Company completed a round of financing for the aggregate   amount of $ 10.44 million, in consideration for 1.13 million of the Company's ordinary shares at a price per share of $ 9.25.

c.	Options:

1.
In November 2003 the Company adopted an Employee Share Option Plan (2003) (the "2003 Plan").  The Board of Directors of the Company approves, from time to time, increases to the number of shares reserved under the 2003 Plan. To date, the options under the 2003 Plan are and have been granted in accordance with Section 102 to the Israeli Income Tax Ordinance in the Capital Gains Track, all subject to the provisions of the Israeli Income Tax Ordinance. The grant of options is subject to the approval of the Board of Directors of the Company. The exercise price of the options shall be determined by the Board of Directors in its discretion, provided that the price per share is not less than the nominal value of each share. The options usually vest over a period of four years and are valid for a period of five years from the date of grant. The 2003 Plan terminated at the end of November 2013.

2.
On November 30, 2011, the Board of Directors approved an amendment to the 2003 Plan whereby in the event a cash dividend is paid out to the Company's shareholders, the Board of Directors may adjust the exercise price of any options granted prior to the record date of the dividend distribution but not exercised as of such date.

3.	A summary of employee option activity under the Company's Stock Option Plans as of December 31, 2013 and changes during the year ended December 31, 2013 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	271,984	6.81
Granted	312,984	3.38
Exercised	(10,000)	3.38
Forfeited	(5,000)	6.81
Cancelled	(262,984)	6.81

Outstanding at December 31, 2013	306,984	$3.4	4.51	$2,592

Exercisable at December 31, 2013	4,188	$5.11	3.3	$28

Vested and expected to vest at December 31, 2013	300,928	$3.47	4.61	$2,543

The weighted-average grant-date fair value of options granted during the years ended December 31, 2013 and 2011 was $ 2.26 and $ 6.91, respectively. No options granted during the year ended December 31, 2012. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This amount changes based on the fair market value of the Company's stock.

As of December 31, 2013, there was approximately $ 432 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

That cost is expected to be recognized over a weighted-average period of 0.83 years. Total grant-date fair value of options that vested during the year ended December 31, 2013 was approximately $ 776.

4.	A summary of the status of the Company's employee stock options as of December 31, 2013, 2012 and 2011, and changes during the years then ended, are as follows:

	Year ended December 31,
	2013		2012		2011
		Weighted		Weighted		Weighted
		average		Average		average
	Amount	exercise	Amount	exercise	Amount	exercise
	of options	price	of options	price	of options	price

Options outstanding at beginning of year	271,984	$6.81	321,016	$6.28	168,500	$3.49
Granted	312,984	$3.38	-	$-	256,984	$6.91
Exercised	(10,000)	$3.38	(1,500)	$3.14	(88,468)	$3.14
Forfeited	(5,000)	$6.81	-	$-	-	$-
Forfeited	(262,984)	$6.81	(47,532)	$3.48	(16,000)	$4.46

Options outstanding at end of year	306,984	$3.4	271,984	$6.81	321,016	$6.28

Options exercisable at end of year	4,188	$5.11	158,824	$6.81	56,532	$3.68

The following table summarizes information relating to employees' stock options outstanding as of December 31, 2013, according to exercise price range:

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding at December 31, 2013	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2013	Weighted average exercise price
		Years
3.38	305,484	4.53	$3.38	2,188	$4.7
7.00	1,500	1.78	$7.00	2,000	$1.78

	306,984	4.51	$3.4	4,188	$3.3

5.
On October 13, 2010, the Board of Directors resolved to issue to one of our directors options exercisable to 3,000 of the company's ordinary shares, pursuant to the plan, which will vest in three equal annual installments over a period of three years, commencing as of date of the grant, at an exercise price of $ 7.00 per share.

6.
In January 2011, the Board of Directors appointed the Company's new Chief Executive Officer (CEO) effective as of February 1, 2011. Under the terms of his employment, the new CEO was granted 246,984 options at an exercise price of $7.00, in accordance with 2003 option plan, which will vest over a three year period, according to the vesting dates as stipulated in the employment agreement, commencing upon the effective date of his employment. The new CEO will also be entitled to an annual performance bonus of up to one year's salary which will be calculated in accordance with certain fixed criteria relating to the company's growth and profitability in the year preceding payment of the bonus.

In lieu of the above-mentioned options, on September 12, 2013 the Shareholders resolved to grant to the Company's Chief Executive Officer options to purchase 246,984 Ordinary Shares of the Company with an exercise price per share of $3.38, reflecting the average closing price of the share during a 90 day period preceding the date on which the Board of Directors approved the Compensation Policy of the Company, July 8, 2013. The options shall vest over a period of two years, such that at the end of each three month period from the date of the Shareholders resolution, the Chief Executive Officer shall be entitled to one eighth of the options. The exercise price of the options shall be adjusted for stock dividend. The fair value of the new options measured at $599 as of the grant day.

7.
On August 31, 2011, the Board of Directors resolved to issue to the Company's Chief Financial Officer, options exercisable to 10,000 of the company's ordinary shares, pursuant to the plan, which will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of $ 4.80 per share.

In lieu of the above-mentioned options, on July 8, 2013 the Board of Directors resolved to grant to the Company's Chief Finance Officer options to purchase 20,000 Ordinary Shares of the Company with an exercise price per share of $3.38, reflecting the average closing price of the share during a 90 day period preceding the date on which the Board of Directors approved the Compensation Policy of the Company, July 8, 2013. The options shall vest over a period of two years, such that at the end of each three month period from the date of the Board of Directors resolution, the Chief Finance Officer shall be entitled to one eighth of the options. The fair value of the new options measured at $31 as of the grant day.

8.
On July 8, 2013, the Board of Directors resolved to issue to the Company's employees, options exercisable to 41,000 of the company's ordinary shares, pursuant to the plan, which will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of $ 3.38 per share.

9.
In December 2013 the Company adopted an Employee Share Option Plan (2013) (the "2013 Plan").  The Board of Directors of the Company approved 376,712 of shares reserved under the 2013 Plan. To date, the options under the 2013 Plan are granted in accordance with Section 102 to the Israeli Income Tax Ordinance in the Capital Gains Track, all subject to the provisions of the Israeli Income Tax Ordinance. The grant of options is subject to the approval of the Board of Directors of the Company. The exercise price of the options shall be determined by the Board of Directors in its discretion, provided that the price per share is not less than the nominal value of each share, or to the extent required pursuant to applicable law or to qualify for favorable tax treatment, not less than 100% of the closing price of the share on the market on the date of grant or average of the closing price within a specific time frame prior to the grant as determined by the Board of Directors or a committee of the Board of Directors. Generally, options vest over a period of four years are valid for a period of seven years from the date of grant.

As of December 31, 2013, 376,712 options are available for future grant under the 2013 Plan.

10.	For restricted shares units grant to employees after balance sheet date see note 21c.

d.
Dividends:

Any dividend distributed by the Company will be declared and paid in dollars, subject to statutory limitations. The Company's policy is not to declare dividends out of tax exempt earnings.

During 2012, Shagrir distributed dividends in an amount of approximately $ 2,669, out of which $ 1,215 was paid to non-controlling interests.

On December 2013, Shagrir declared dividend in an amount of approximately $ 2,881, out of which $ 1,311 is payable to non-controlling interests.